Stockholders' equity and stock-based compensation (Details) - Schedule of reserved shares of common stock for future issuance - shares	1 Months Ended	6 Months Ended	12 Months Ended
	Dec. 31, 2020	Jun. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Stock option plans:
Options and RSAs outstanding		9,759,451	5,197,616	10,691,126
Shares available for grant	11,785,727	697,370	11,785,727	1,528,203
Total	2,721,956		88,545,120	65,591,067
Preferred Stock warrants [Member]
Stockholders' equity and stock-based compensation (Details) - Schedule of reserved shares of common stock for future issuance [Line Items]
Number of stock converted	156,745		156,745	156,745
Common Stock warrants [Member]
Stockholders' equity and stock-based compensation (Details) - Schedule of reserved shares of common stock for future issuance [Line Items]
Number of stock converted	8,369,254		8,369,254	7,837,575
Conversion of Series A Preferred Stock [Member]
Stockholders' equity and stock-based compensation (Details) - Schedule of reserved shares of common stock for future issuance [Line Items]
Number of stock converted	7,363,856		7,363,856	7,363,856
Conversion of Series B Preferred Stock [Member]
Stockholders' equity and stock-based compensation (Details) - Schedule of reserved shares of common stock for future issuance [Line Items]
Number of stock converted	11,090,568		11,090,568	11,090,568
Conversion of Series C Preferred Stock [Member]
Stockholders' equity and stock-based compensation (Details) - Schedule of reserved shares of common stock for future issuance [Line Items]
Number of stock converted	18,581,768		18,581,768	18,581,768
Conversion of Series C-1 Preferred Stock [Member]
Stockholders' equity and stock-based compensation (Details) - Schedule of reserved shares of common stock for future issuance [Line Items]
Number of stock converted	665,428		665,428	665,428
Conversion of Series C-2 Preferred Stock [Member]
Stockholders' equity and stock-based compensation (Details) - Schedule of reserved shares of common stock for future issuance [Line Items]
Number of stock converted	7,675,798		7,675,798	7,675,798
Conversion of Series D Preferred Stock [Member]
Stockholders' equity and stock-based compensation (Details) - Schedule of reserved shares of common stock for future issuance [Line Items]
Number of stock converted	9,374,786		9,374,786
Conversion of Series D-1 Preferred Stock [Member]
Stockholders' equity and stock-based compensation (Details) - Schedule of reserved shares of common stock for future issuance [Line Items]
Number of stock converted	8,283,574		8,283,574